Payments, Details - USD ($)	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 95,412,628	Taxes	UNITED STATES	US Internal Revenue Service [Member]	Surface Mining and Underground Mining [Member]	Underground Mining